Rafferty Asset Management, LLC
1301 Avenue of the Americas (6th Avenue)
35th Floor
New York, NY 10019

March 28, 2016

FILED VIA EDGAR

United States Securities and Exchange Commission

Division of Investment Management

100 F. Street, N.E.

Washington, D.C. 20549-1004

Re:                             Direxion Shares ETF Trust (the “Trust”)
File Nos.: 333-150525 and 811-22201

Dear Sir or Madam:

Pursuant to Rule 497(c) of the Securities Act of 1933, as amended (the “1933 Act”) and pursuant to the Investment Company Act of 1940, as amended (the “1940 Act”), and the regulations thereunder, transmitted herewith on behalf of the Trust are the XBRL risk/return summary and corresponding XBRL exhibits, noted below, that mirror the revisions to the risk/return summary described for the funds listed below under Appendix A and filed pursuant to Rule 497(c) under the 1933 Act on March 3, 2016.  The March 3, 2016 Rule 497(c) filing (Accession No. 0001193125-16-491338) is hereby incorporated by reference to today’s Rule 497(c) filing.

The XBRL exhibits attached hereto consist of the following:

Exhibit	Exhibit No.
Instance Document	EX-101.INS
Schema Document	EX-101.SCH
Calculation Linkbase Document	EX-101.CAL
Definition Linkbase Document	EX-101.DEF
Label Linkbase Document	EX-101.LAB
Presentation Linkbase Document	EX-101.PRE

If you have any questions concerning the foregoing, please contact Angela Brickl of Rafferty Asset Management, LLC at (646) 572-3463 or Stacy Fuller of K&L Gates LLP at (202) 778-9100.

Sincerely,

/s/ Angela Brickl
Angela Brickl
Chief Compliance Officer
Rafferty Asset Management, LLC

Appendix A

Direxion Zacks MLP High Income Shares

Direxion Daily Mid Cap Bear 3X Shares

Direxion Daily S&P 500® Bear 3X Shares

Direxion Daily Small Cap Bear 3X Shares

Direxion Daily FTSE China Bear 3X Shares

Direxion Daily Developed Markets Bear 3X Shares

Direxion Daily Emerging Markets Bear 3X Shares

Direxion Daily Russia Bear 3X Shares

Direxion Daily Gold Miners Index Bear 3X Shares

Direxion Daily Healthcare Bear 3X Shares

Direxion Daily Junior Gold Miners Index Bear 3X Shares

Direxion Daily Natural Gas Related Bear 3X Shares

Direxion Daily Regional Banks Bear 3X Shares

Direxion Daily Semiconductor Bear 3X Shares

Direxion Daily Energy Bear 3X Shares

Direxion Daily Financial Bear 3X Shares

Direxion Daily Real Estate Bear 3X Shares

Direxion Daily S&P Biotech Bear 3X Shares

Direxion Daily Homebuilders & Supplies Bear 3X Shares